Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 15, 2014
Commitment And Contingencies [Line Items]
Future minimum commitments	$ 660		$ 64
Operating lease, rental expense	104	87	105	129	102
Laboratory Space [Member]
Commitment And Contingencies [Line Items]
Future minimum commitments			0
Development Based Milestones [Member]
Commitment And Contingencies [Line Items]
Milestone payments due	6,700
Pre Commercialization Milestones [Member]
Commitment And Contingencies [Line Items]
Milestone payments	12,250		18,950
Product Commercialization Milestones [Member]
Commitment And Contingencies [Line Items]
Milestone payments	12,500		12,500
Subsequent Licensed Product [Member]
Commitment And Contingencies [Line Items]
Licensing fees per product maximum	$ 1,250		$ 1,250
Office Two [Member]
Commitment And Contingencies [Line Items]
Lease expiration date	Jul. 31, 2017
Lease extension period						3 years
Office Space [Member]
Commitment And Contingencies [Line Items]
Lease expiration date			Jul. 31, 2014
Lease extension period			6 months
Office Space [Member] | Before Amendment [Member]
Commitment And Contingencies [Line Items]
Lease expiration date			Jul. 31, 2013
Office Space [Member] | After Amendment [Member]
Commitment And Contingencies [Line Items]
Lease expiration date			Jan. 31, 2014